INCOME TAX - Reconciliation of effective tax rate (Details) - COP ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
INCOME TAX
Accounting profit	$ 1,825,077	$ 1,910,490	$ 4,204,968	$ 4,259,154
Applicable tax with nominal rate	(730,031)	(764,196)	(1,681,987)	(1,703,662)
Non-deductible expenses to determine taxable profit (loss)	(133,919)	(148,340)	(182,760)	(277,060)
Accounting and non-tax expense (income) to determine taxable profit (loss)	144,699	152,284	327,012	474,218
Differences in accounting bases	185,421	30,544	250,860	(188,385)
Net tax and non-accountable income for the determination of taxable profit	(429,194)	(31,465)	(487,139)	(64,111)
Ordinary activities income exempt from taxation	637,908	262,184	832,115	473,169
Ordinary activities income not constituting income or occasional tax gain	3,971	6,083	64,335	66,479
Tax deductions	101,695	52,254	133,369	103,354
Goodwill Depreciation	2,416	115	2,531	231
Tax depreciation surplus	54,406	57,853	108,896	111,170
Untaxed recoveries	(24,670)	(16,525)	(42,168)	(37,210)
Tax rate effect in other countries	(147,935)	952	(225,026)	(85,911)
Prior fiscal terms	92,104	1,111	161,943	1,452
Other effects of the tax rate by reconciliation between accounting profit and tax expense (income)	(120,194)	(37,815)	(320,184)	104,934
Tax credits settlement	0	8,633	0	8,633
Total income tax	$ (363,323)	$ (426,328)	$ (1,058,203)	$ (1,012,699)
Colombia
INCOME TAX
Nominal income tax rate			35.00%	35.00%
Income tax points liquidated			5.00%	5.00%